Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash	$151
Other current assets	138
Customer relationships	3,664
Tradenames	657
Software	247
Goodwill	5,187
Other noncurrent assets	443
Total assets acquired	10,487
Liabilities assumed	(2,387)
Net assets acquired	$8,100

Cash consideration	$7,290
Noncontrolling interest	810
Total consideration	$8,100